Share Capital and Warrant Reserve	6 Months Ended
Jan. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital and Warrant Reserve

8. Share Capital and Warrant Reserve

a) Share capital

(i) The authorized share capital consists of an unlimited number of common shares with no par value.

(ii) On August 18, 2020, the Company issued 50,000 Shares to Sichenzia Ross Ference LLP or certain members or employees of Sichenzia Ross Ference LLP as compensation for legal services. The shares were valued at $6.59 per share and the Company recorded a loss on the extinguishment of debt of $25,234.

(iii) During the six-month period ended January 31, 2022, 524,682 compensation warrants with a weighted average exercise price of $5.65 per warrant were exercised into 208,300 common shares by way of a cashless exercise.

(iv) During the six-month period ended January 31, 2022, 33,065 warrants with an exercise price of $5.31 were exercised for gross proceeds of $175,658 and 800,000 warrants with an exercise price of $6.19 were exercised for gross proceeds of $4,952,000. In total, the Company issued 833,065 shares in respect of the exercise of these warrants.

(v) Share buy-back program

On September 9, 2021 the Company approved a repurchase program whereby the Company may purchase through the facilities of the TSX Venture or NASDAQ (i) up to 1,341,515 common shares (the “Common Shares”) and (ii) up to 411,962 publicly traded BCTXW warrants (the “Listed Warrants”) in total, representing 10% of the 13,415,154 Common Shares and 10% of the 4,119,622 Listed Warrants comprising the “public float” as of September 8, 2021, over the next 12 months (the “Buyback”). Independent Trading Group (ITG) Inc. is acting as the Company’s advisor and dealer manager in respect of the Buyback. The Company received final regulatory approval on September 22, 2021. As of January 31, 2022, the Company repurchased a total of 1,031,672 shares with a value of $9,098,014 (net of commissions) and 200,740 publicly traded warrants for $958,259 (net of commissions) with a fair value of $204,755. 364,306 of the 1,031,672 shares and all the warrants repurchased have been cancelled.

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

8. Share Capital and Warrant Reserve (continued)

b) Share Purchase Warrants

(i)	During the six-month period ended January 31, 2022, 12,707 warrants with a weighted average exercise price of $28.80 expired.

(ii)	A summary of changes in share purchase warrants for the year ended July 31, 2021, and for the six-month period ended January 31, 2022, is presented below:

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	178,528	35.82
Granted in the Public Offering	5,882,353	5.31
Granted in the Over Allotment	882,352	5.31
Granted in the Private Placement	5,170,343	6.19
Granted from the issuance of a convertible note	69,188	4.41
Expired during the year	(156,039)	(36.26)
Exercised during the year	(2,562,573)	(5.48)
Balance, July 31, 2021	9,464,152	5.84
Expired during the period (Note 8b(i))	(12,707)	28.80
Exercised during the period (Note 8a(iv))	(833,065)	6.16
Repurchased and canceled during the period (Note 8a(v))	(200,740)	5.31
Balance, January 31, 2022	8,417,640	$5.79

(iii)	As of January 31, 2022, warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At January 31, 2022	Expiry Date
9,782	$28.80	9,782	February 25, 2022 - April 3, 2022
51,698	$4.41	51,698	November 16, 2025
3,985,817	$5.31	3,985,817	February 26, 2026 - April 26, 2026
4,370,343	$6.19	4,370,343	December 7, 2026
8,417,640		8,417,640

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

8. Share Capital and Warrant Reserve (continued)

c) Compensation Warrants

(i) A summary of changes in compensation warrants for the years ended July 31, 2021 and the six-month period ended January 31, 2022 is presented below:

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	13,790	$35.16
Granted in the Public Offering	294,118	5.31
Granted in the Over Allotment	44,118	5.31
Granted in the Private Placement	258,517	6.19
Granted from the issuance of a convertible note	4,890	4.41
Expired during the year	(13,790)	(35.16)
Balance, July 31, 2021	601,643	$5.68
Exercised during the period (Note 8a(iii))	(524,682)	5.65
Balance, January 31, 2022	76,961	$5.88

(ii) As of January 31, 2022, compensation warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At December 14, 2021	Expiry Date
4,890	$4.41	4,890	November 16, 2025
17,074	$5.31	17,074	February 26, 2026
54,997	$6.19	54,997	June 7, 2026
76,961		76,961

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Six Months Ended January 31, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)